Revenue (Tables)	9 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Summarizes the Changes in Deferred Revenue

The following table summarizes the changes in deferred revenue:

(in thousands)	March 31, 2023	June 30, 2022
Balance, beginning of period	$46	$122
Deferral of revenue	—	67
Revenue recognized	(46)	(143)
Balance, end of period	$—	$46